Investment Objectives and Goals - Nuveen Short Term Municipal Bond Fund	Mar. 31, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Nuveen Short Term Municipal Bond Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the Fund is to provide current income that is exempt from federal income tax to the extent consistent with preservation of capital.